Supplementary Information On Oil And Gas Activities (Unaudited) - Additional Information (Detail) - SCF	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Percentage working interest acquired	50.00%
Independent audit covered percentage		100.00%
Meaurement unit for one BBL to SCF		5,615
Accounting Standards Codification Member [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Cash flow discounting factor		10.00%
Pampa and APCO [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Percentage working interest acquired		100.00%